Group's Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2011
VanceInfo Beijing
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul. 02, 2004
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
VanceInfo Creative Software Technology Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Aug. 06, 2004
Place of establishment/ incorporation	BVI
Percentage of beneficial ownership	100.00%
VanceInfo Japan Inc
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Nov. 25, 2004
Place of establishment/ incorporation	Japan
Percentage of beneficial ownership	99.90%
VanceInfo Technologies Inc, US
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Nov. 29, 2005
Place of establishment/ incorporation	United States of America ("US")
Percentage of beneficial ownership	100.00%
VanceInfo Technologies Limited, Hong Kong
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Mar. 27, 2007
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
Shanghai VanceInfo Technologies Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	May 29, 2007
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
Beijing Chosen Technology Co, Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul. 31, 2007
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
VanceInfo Technologies Limited, PRC
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Nov. 15, 2007
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
Shanghai VanceInfo Creative Software Technology Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Sep. 09, 2008
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
VanceInfo Malaysia Inc Sdn Bhd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Oct. 09, 2008
Place of establishment/ incorporation	Malaysia
Percentage of beneficial ownership	100.00%
Shenzhen VanceInfo Creative Software Technology Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Oct. 28, 2008
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
Nanjing VanceInfo Creative Software Technology Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Dec. 19, 2008
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
TP Teleservices Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul. 02, 2009
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
TP (Hong Kong) Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul. 02, 2009
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
TP Consultants Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul. 02, 2009
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
TP (Taiwan) Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul. 02, 2009
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
TP Software Technology (Shanghai) Co, Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul. 02, 2009
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
VanceInfo Financial Service Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul. 02, 2010
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
VanceInfo Data Service Shanghai Co Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul. 02, 2010
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
Beijing Viatt Information Technology Co Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jan. 04, 2011
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
Lifewood Technology Hong Kong Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Apr. 01, 2011
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
Lifewood Data Technology Hong Kong Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Apr. 01, 2011
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
Lifewood Technology Shenzhen Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Apr. 01, 2011
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
Lifewood Data Technology Dongguan Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Apr. 01, 2011
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
VanceInfo Technology Australia Pty Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul. 01, 2011
Place of establishment/ incorporation	Australia
Percentage of beneficial ownership	100.00%
Beijing Data Pioneer Technology Co Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Aug. 01, 2011
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
Beijing Kang Pu Wei Technology Co Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Aug. 01, 2011
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
VanceInfo Singapore Pty Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Aug. 12, 2011
Place of establishment/ incorporation	Singapore
Percentage of beneficial ownership	100.00%
VanceInfo Financial Solutions Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Sep. 09, 2011
Place of establishment/ incorporation	BVI
Percentage of beneficial ownership	100.00%
Nanjing VanceInfo Technologies Training Center
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Nov. 11, 2011
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%